Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
3.	Cash and Cash Equivalents

The Company’s cash and cash equivalents at December 31, 2017 consisted of cash of $1,620,000 and cash equivalents of $11,359,000 (December 31, 2016 - cash of $191,000 and cash equivalents of $9,626,000).